Other comprehensive income - Schedule of changes in other comprehensive income for entities accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Items that may be reclassified to profit or loss
Exchange differences	€ (19,510)	€ (20,420)	€ (23,887)
Equity Investments
Items that may be reclassified to profit or loss
Exchange differences	318	374	376
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	€ 44	€ 15	€ (6)